Employee costs and numbers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) employees	Dec. 31, 2024 USD ($) employees	Dec. 31, 2023 USD ($) employees
Entity Information [Line Items]
Wages and salaries | $	$ 9,295	$ 8,601	$ 7,835
Social security costs | $	1,166	1,032	943
Share-based payments | $	847	1,088	1,131
Pension and other post-employment benefit costs | $	448	519	370
Employee benefits expense | $	$ 11,756	$ 11,240	$ 10,279
Average number of employees (employee)	98,200	91,000	79,400
Termination payments | $	$ 467	$ 336	$ 96
Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	6,200	5,300	4,600
Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	9,300	9,000	8,600
Operating segments | customers & productsa
Entity Information [Line Items]
Average number of employees (employee)	70,800	65,500	55,800
other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	11,900	11,200	10,400
Service station staff | Operating segments | customers & productsa
Entity Information [Line Items]
Average number of employees (employee)	38,900	40,700	33,800
Agricultural, operational and seasonal | Operating segments | customers & productsa
Entity Information [Line Items]
Average number of employees (employee)	9,100	1,700	0
US
Entity Information [Line Items]
Average number of employees (employee)	32,600	33,100	24,900
US | Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	1,000	900	900
US | Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	3,300	3,300	3,100
US | Operating segments | customers & productsa
Entity Information [Line Items]
Average number of employees (employee)	27,100	27,500	19,500
US | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	1,200	1,400	1,400
Non-US
Entity Information [Line Items]
Average number of employees (employee)	65,600	57,900	54,500
Non-US | Operating segments | gas & low carbon energy
Entity Information [Line Items]
Average number of employees (employee)	5,200	4,400	3,700
Non-US | Operating segments | oil production & operations
Entity Information [Line Items]
Average number of employees (employee)	6,000	5,700	5,500
Non-US | Operating segments | customers & productsa
Entity Information [Line Items]
Average number of employees (employee)	43,700	38,000	36,300
Non-US | other businesses & corporate
Entity Information [Line Items]
Average number of employees (employee)	10,700	9,800	9,000